Share-Based Compensation and Benefit Plans - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Age $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options of common stock outstanding	398,833	294,250
Shares withheld as payment for tax withholdings related to share based compensation, market value | $	$ 4,674	$ 3,975	$ 1,465
Total intrinsic value of stock options exercised | $	2,296	4,123	6,691
Cash received from Common stock issued | $	3,855	4,447	4,850
Common stock contribution to 401(k) plan | $	$ 2,428	$ 2,348	$ 1,963
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock that may be granted	1,500,000
Shares reserved for future grant	486,745
Number of days of service required for an employee to purchase shares	90 days
Discount to employees to purchase shares	5.00%
Shares purchased under ESPP	5,571	5,956	6,463
Average price of the shares purchased by employees | $ / shares	$ 144.58	$ 125.84	$ 112.53
Additional shares issued resulting from cash dividends reinvested in common stock	3,844	3,442	3,183
Net proceeds from shares purchased under ESPP | $	$ 1,389	$ 1,206	$ 1,107
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of market price that share-based compensation awards are granted at	100.00%
Aggregate shares of common stock that may be granted	2,000,000
Shares reserved for future grant	45,421
Shares reserved for future grant	1,112,365
Contractual term of stock option awards	5 years
2014 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	2 years
2014 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	4 years
2014 Plan | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded under plan	439,534
2014 Plan | Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded under plan	493,522
401(k) Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock contribution to 401(k) Plan, shares	16,389	20,045	18,343
Common stock contribution to 401(k) plan | $	$ 2,428	$ 2,348	$ 1,963
2001 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock that may be granted	0
Contractual term of stock option awards	5 years
Options of common stock outstanding	12,750
2001 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	2 years
2001 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	4 years
Non-Vested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of non-vested (restricted) stock | $ / shares	$ 149.47	$ 130.01	$ 114.55
Fair value of non-vested stock that vested | $	$ 11,580	$ 10,096	$ 2,468
Unrecognized share-based compensation expense | $	$ 109,297
Weighted-average period for recognition of share-based compensation expense, in years	11 years
Non-Vested Restricted Stock | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense | $	$ 59,000
Weighted-average period for recognition of share-based compensation expense, in years	9 years
Shares of non-vested (restricted) stock obligated to issue in connection with incentive compensation agreements	42,871
Non-Vested Restricted Stock | Chief Executive Officer | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense | $	$ 11,000
Weighted-average period for recognition of share-based compensation expense, in years	5 years
Age of Chief Executive Officer when non-vested (restricted) stock vests | Age	82
Non-Vested Restricted Stock | Chief Executive Officer | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense | $	$ 48,000
Weighted-average period for recognition of share-based compensation expense, in years	9 years
Age of Chief Executive Officer when non-vested (restricted) stock vests | Age	86
Non-Vested Restricted Stock | President
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period for recognition of share-based compensation expense, in years	26 years
Shares of non-vested (restricted) stock obligated to issue in connection with incentive compensation agreements	13,779
Non-Vested Restricted Stock | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Age of employee when non-vested (restricted) stock vests | Age	62
Non-Vested Restricted Stock | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares	32,454		7,206
Shares withheld as payment for tax withholdings related to share based compensation, market value | $	$ 4,664		$ 889
Non-Vested Restricted Stock | Common and Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares		30,413
Shares withheld as payment for tax withholdings related to share based compensation, market value | $		$ 3,967
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense | $	$ 2,703
Weighted-average period for recognition of share-based compensation expense, in years	1 year 9 months 18 days
Fair value of stock options vested | $	$ 754	$ 736	$ 856
Stock Options | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares	350	348
Shares withheld as payment for tax withholdings related to share based compensation, market value | $	$ 53	$ 51
Stock Options | Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares			26,006
Shares withheld as payment for tax withholdings related to share based compensation, market value | $			$ 3,251